Investment in joint ventures and associates_Investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Description of whether investment in associate is measured using equity method or at fair value		Woori G IPO10 [FI_Bal][F]C(F), Woori G Egis Bond[FI][F](C(F)) can exert significant influence but was classified as an item measured at fair value through profit or loss.
W Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Freight & staffing services		Freight & staffing services
Percentage of ownership		4.90%		4.90%	4.90%
Location		Korea		Korea
Financial statements as of	[1]	Nov. 30, 2020
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2019 and 2020		Most of the significant business transactions of associates are with the Group as of December 31, 2019 and 2020
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit information		Credit information
Percentage of ownership		9.90%		9.90%	9.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Security service		Security service
Percentage of ownership		15.00%		15.00%	15.00%
Location		Korea		Korea
Financial statements as of	[1]	Nov. 30, 2020
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2019 and 2020		Most of the significant business transactions of associates are with the Group as of December 31, 2019 and 2020
Saman Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		General construction Technology service		General construction Technology service
Percentage of ownership				9.20%	9.20%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		Due to a significant loss of influence as of December 31, 2020, the entity was classified as financial assets at FVTOCI.
Wongwang Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and real estate		Wholesale and real estate
Percentage of ownership		29.00%		29.00%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Sejin construction Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Construction		Construction
Percentage of ownership		29.60%		29.60%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
ARES-TECH Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Electronic component manufacturing		Electronic component manufacturing
Percentage of ownership		23.40%		23.40%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Reading Doctors Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other services		Other services
Percentage of ownership		35.40%		35.40%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Cultizm Korea LTD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		31.30%		31.30%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
NK Eng Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacturing		Manufacturing
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Beomgyo., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		23.10%		23.10%	23.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Finance		Finance
Percentage of ownership		26.20%		14.50%	14.10%
Location		Korea		Korea
Financial statements as of	[1]	Nov. 30, 2020
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Description of nature of entity's relationship with associate		The equity ratio increased due to paid-in capital increase during the current term.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Smart Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Well to Sea No.3 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Finance		Finance
Percentage of ownership		50.00%		50.00%	50.00%
Location		Korea		Korea
Financial statements as of	[1]	Sep. 30, 2020
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Due to a significant loss of influence as of December 31, 2020, the entity was classified as financial assets at FVTOCI.
Partner One Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		23.30%		23.30%	23.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
LOTTE CARD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit card and installment financing		Credit card and installment financing
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of	[1]	Sep. 30, 2020
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank
Main business		Other financial services
Percentage of ownership		100.00%
Location		Korea
Financial statements as of		Dec. 31, 2020
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank
Main business		Trust and collective investment
Percentage of ownership		24.80%
Location		Korea
Financial statements as of		Dec. 31, 2020
Union Technology Finance Investment Association
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank
Main business		Trust and collective investment
Percentage of ownership		29.70%
Location		Korea
Financial statements as of		Dec. 31, 2020
Japanese Hotel Real Estate Private Equity Fund 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank	[3]	Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		19.90%		19.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert signif
Woori G Clean Energy No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori Bank
Main business		Investment trust and discretionary investment business
Percentage of ownership		29.30%
Location		Korea
Financial statements as of		Dec. 31, 2020
Woori Goseong Power EBL Private Special Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori Bank
Main business		Trust and collective investment
Percentage of ownership		16.70%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Seoul Beltway Private Special Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori Bank
Main business		Trust and collective investment
Percentage of ownership		25.00%
Location		Korea
Financial statements as of		Dec. 31, 2020
AJU TAERIM 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		25.60%
Location		Korea
Financial statements as of		Dec. 31, 2020
Portone-Cape Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		20.00%
Location		Korea
Financial statements as of		Dec. 31, 2020
KIWOOM PE AJU Investment Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.
Main business		Other financial services
Percentage of ownership		9.10%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate as a co-operator to exert significant influence.
Woori FirstValue Private Real Estate Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori Investment Bank Co., Ltd.
Main business		Real estate business
Percentage of ownership		12.00%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd. Woori High plus G.B. Securities Feeder Fund1(G.B.)
Main business		Collective investment business
Percentage of ownership		21.80%
Location		Korea
Financial statements as of		Dec. 31, 2020
Woori Star50 Master Fund ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd. Woori High plus G.B. Securities Feeder Fund1(G.B.)
Main business		Collective investment business
Percentage of ownership		24.50%
Location		Korea
Financial statements as of		Dec. 31, 2020
Uri Hanhwa Eureka Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.80%		0.80%	0.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Godo Kaisha Oceanos 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Other financial services		Other financial services
Percentage of ownership		47.80%		47.80%
Location		Japan		Japan
Financial statements as of	[1]	Oct. 31, 2020
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
JC Assurance No.2 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori bank and Woori Financial Capital Co., Ltd.
Main business		Collective investment business
Percentage of ownership		29.30%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Dream Company Growth no.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori bank and Woori Financial Capital Co., Ltd.
Main business		Collective investment business
Percentage of ownership		27.80%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
HMS-Oriens 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori bank and Woori Financial Capital Co., Ltd.
Main business		Trust and collective investment
Percentage of ownership		22.80%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori G Senior Loan No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[3]	Woori bank and Woori Financial Capital Co., Ltd.
Main business		Investment trust and discretionary investment business
Percentage of ownership		21.70%
Location		Korea
Financial statements as of		Dec. 31, 2020
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Dongwoo C & C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Construction		Construction
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
SJCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Aggregate transportation and wholesale		Aggregate transportation and wholesale
Percentage of ownership		28.70%		28.70%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
G2 Collection Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		29.20%		29.20%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
The Base Enterprise Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		48.40%		48.40%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Kyesan engineering Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Construction		Construction
Percentage of ownership		23.30%		23.30%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Good software lap Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Service		Service
Percentage of ownership		29.40%		29.40%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
QTS shipping Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Complex transportation brokerage		Complex transportation brokerage
Percentage of ownership		49.80%		49.80%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
DAEA SNC Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		25.50%		25.50%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Force TEC Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		25.80%		25.80%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Sinseong Trading Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		27.90%		27.90%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
PREXCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		28.10%		28.10%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Jiwon Plating Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Plating		Plating
Percentage of ownership		20.80%		20.80%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Youngdong Sea Food Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Processed sea food manufacturing		Processed sea food manufacturing
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
Financial statements as of	[2]	-
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2019 and 2020.		There is no investment balance as of December 31, 2019 and 2020.
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Asset Management Co., Ltd.
Main business		Collective investment business
Percentage of ownership		23.30%
Location		Korea
Financial statements as of		Dec. 31, 2020
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	[3]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		35.00%		31.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Chin Hung International Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Investment Bank Co., Ltd.	[3]	Woori Bank and Woori Investment Bank Co., Ltd.
Main business		Construction		Construction
Percentage of ownership				25.30%	25.30%
Location		Korea		Korea
Financial statements as of	[2]	-
Fair value of investments in associates for which there are quoted market prices		₩ 2,595		₩ 2,310
PCC-Woori LP Secondary Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Investment Bank Co., Ltd.	[3]	Woori Bank and Woori Investment Bank Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		38.80%		38.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd.	[3]	Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business		Trust and collective investment		Trust and collective investment
Percentage of ownership		38.40%		38.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2020

[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
[2]	The entity was classified as associates due to debt-equity swap or corporate restructuring.
[3]	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.